Notes Payable - Related Party - Schedule of Notes Payable (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Secured Convertible Note	$ 11,921,936	$ 11,712,179
Net Notes payable		$ 11,712,179	$ 11,320,000
First Secured Convertible Note [Member]
Issue Date	Oct. 24, 2014	Oct. 24, 2014
Maturity Date	Dec. 31, 2021	Dec. 31, 2021
Interest Rate	8.50%	8.50%	8.50%
Secured Convertible Note	$ 5,000,000	$ 5,000,000	$ 5,000,000
Second Secured Convertible Note [Member]
Issue Date	May 04, 2015	May 04, 2015
Maturity Date	Dec. 31, 2021	Dec. 31, 2021
Interest Rate	8.50%	8.50%	8.50%
Secured Convertible Note	$ 2,000,000	$ 2,000,000	$ 2,000,000
Third Secured Convertible Note [Member]
Issue Date	Feb. 24, 2016	Feb. 24, 2016
Maturity Date	Dec. 31, 2021	Dec. 31, 2021
Interest Rate	8.50%	8.50%	8.50%
Secured Convertible Note	$ 2,000,000	$ 2,000,000	$ 2,000,000
First Credit Facility [Member]
Issue Date	Jul. 24, 2018	Jul. 24, 2018
Maturity Date	Dec. 31, 2021	Dec. 31, 2021
Interest Rate	8.50%	8.50%	8.50%
Secured Convertible Note	$ 2,000,000	$ 2,000,000	$ 2,000,000
Second Credit Facility [Member]
Issue Date	Sep. 19, 2019	Sep. 19, 2019
Maturity Date	Dec. 31, 2021	Dec. 31, 2021
Interest Rate	8.50%	8.50%	8.50%
Secured Convertible Note	$ 921,936	$ 712,179	$ 320,000